Related-party transactions (Details 4) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
First Commitment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Dec. 18, 2018
Expiration at Ordinary General Meeting	2020
Maximum exposure	$ 500
Second Commitment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Mar. 25, 2020
Expiration at Ordinary General Meeting	2022
Maximum exposure	$ 300
Third Commitment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Mar. 30, 2022
Expiration at Ordinary General Meeting	2024
Maximum exposure	$ 200
Fourth Commitment [Member]
IfrsStatementLineItems [Line Items]
Date of approval	Mar. 27, 2024
Expiration at Ordinary General Meeting	2026
Maximum exposure	$ 161